Abacus Settlements LLC - RETIREMENT PLAN	3 Months Ended
Mar. 31, 2024
Abacus Settlements, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
RETIREMENT PLAN	RETIREMENT PLAN
Abacus provides a defined contribution plan to its employees, Abacus Settlements LLC 401(k) Profit Sharing Plan & Trust (the “Plan”). All eligible employees are able to participate in voluntary salary reduction contributions to the Profit-Sharing Plan. All employees who have completed one year of service with Abacus are eligible to receive employer-matching contributions. Abacus may match contributions to the Plan, up to 4% of compensation. For the three months ended March 31, 2023, Abacus made no discretionary contribution to the Plan.
RETIREMENT PLAN
Abacus provides a defined contribution plan to its employees, Abacus Settlements LLC 401(k) Profit Sharing Plan & Trust (the “Plan”). All eligible employees are able to participate in voluntary salary reduction contributions to the Profit-Sharing Plan. All employees who have completed one year of service with Abacus are eligible to receive employer-matching contributions. Abacus may match contributions to the Plan, up to 4% of compensation. For six months ended June 30, 2023 and year ended December 31, 2022, Abacus made no discretionary contribution to the Plan.